Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2019
Prospectus

David Simner no longer serves as co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Timothy Gill (co-manager) has managed the fund since December 2018.

Ario Emami Nejad (co-manager) and Rose McMellin (co-manager) have managed the fund since March 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ario Emami Nejad is co-manager of the fund, which he has managed since March 2019. He also manages other funds. Since 2010, Mr. Emami Nejad has worked as a Fixed Income Graduate, Fixed Income Trader, and portfolio manager.

Timothy Gill is co-manager of the fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Gill has worked as an assistant portfolio manager and portfolio manager.

Rose McMellin is co-manager of the fund, which she has managed since March 2019. She also manages other funds. Since October 2017, Ms. McMellin has worked as an Investment Director and portfolio manager. Previously, Ms. McMellin worked at Aberdeen Asset Management and Tradeweb.

SI-19-01 1.743365.148	April 19, 2019

Supplement to the
Fidelity Advisor® Strategic Income Fund
March 1, 2019
Prospectus

David Simner no longer serves as co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Timothy Gill (co-manager) has managed the fund since December 2018.

Ario Emami Nejad (co-manager) and Rose McMellin (co-manager) have managed the fund since March 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ario Emami Nejad is co-manager of the fund, which he has managed since March 2019. He also manages other funds. Since 2010, Mr. Emami Nejad has worked as a Fixed Income Graduate, Fixed Income Trader, and portfolio manager.

Timothy Gill is co-manager of the fund, which he has managed since December 2018. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Gill has worked as an assistant portfolio manager and portfolio manager.

Rose McMellin is co-manager of the fund, which she has managed since March 2019. She also manages other funds. Since October 2017, Ms. McMellin has worked as an Investment Director and portfolio manager. Previously, Ms. McMellin worked at Aberdeen Asset Management and Tradeweb.

RSI-19-01 1.9894140.100	April 19, 2019